REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life and Annuity Insurance Company Separate Account Six and the Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Six (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

Putnam VT Diversified Income Fund
Putnam VT Global Asset Allocation Fund
Putnam VT Global Equity Fund
Putnam VT Income Fund
Putnam VT International Equity Fund
Putnam VT Government Money Market Fund
Putnam VT Sustainable Leaders Fund
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust U.S. Equity Portfolio
JPMorgan Insurance Trust Mid Cap Value Portfolio

We have also audited the accompanying statement of assets and liabilities of Putnam VT Equity Income Fund, the related statement of operations, statements of changes in net assets, financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Putnam VT Equity Income Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Three years in the period ended December 31, 2020 and the period from May 15, 2017 to December 31, 2017

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Six as of December 31, 2020, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
April 21, 2021

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life and Annuity Insurance Company Separate Account Six since 2002.

SEPARATE ACCOUNT SIX
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Income Fund	Putnam VT International Equity Fund	Putnam VT Government Money Market Fund	Putnam VT Sustainable Leaders Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class IA	$356,788	$356,856	$345,311	$9,969	$1,728,077	$2,708,491	$1,157,066	$—	$—	$—
class - N/A	—	—	—	—	—	—	—	2,670,698	5,150,439	1,846,855
Total investments	356,788	356,856	345,311	9,969	1,728,077	2,708,491	1,157,066	2,670,698	5,150,439	1,846,855
Receivable for fund shares sold	14	14	13	—	66	115	44	149	196	83
Other assets	—	1	—	—	—	—	1	—	—	—
Total assets	356,802	356,871	345,324	9,969	1,728,143	2,708,606	1,157,111	2,670,847	5,150,635	1,846,938

Liabilities:
Due to Sponsor Company	14	14	13	—	66	115	44	149	196	83
Other liabilities	—		—		1			1	—	1
Total liabilities	14	14	13	—	67	115	44	150	196	84

Net assets:
For contract liabilities	$356,788	$356,857	$345,311	$9,969	$1,728,076	$2,708,491	$1,157,067	$2,670,697	$5,150,439	$1,846,854

Contract Liabilities:
class IA	$356,788	$356,857	$345,311	$9,969	$1,728,076	$2,708,491	$1,157,067	$—	$—	$—
class - N/A	—	—	—	—	—	—	—	2,670,697	5,150,439	1,846,854
Total contract liabilities	$356,788	$356,857	$345,311	$9,969	$1,728,076	$2,708,491	$1,157,067	$2,670,697	$5,150,439	$1,846,854

Shares:
class IA	62,704	19,597	16,031	859	103,664	2,708,491	25,280	—	—	—
class - N/A	—	—	—	—	—	—	—	224,806	137,712	169,592
Total shares	62,704	19,597	16,031	859	103,664	2,708,491	25,280	224,806	137,712	169,592

Cost	$418,942	$301,540	$233,470	$10,109	$1,248,450	$2,708,491	$708,103	$2,442,302	$2,610,460	$1,691,961

Deferred contracts in the accumulation period:
Units owned by participants #	13,317	8,117	9,033	337	60,410	2,378,512	21,258	108,223	77,050	36,649
Minimum unit fair value #*	$26.792879	$43.963136	$38.229224	$29.596447	$28.463748	$1.132375	$53.938431	$24.300847	$66.426710	$50.128282
Maximum unit fair value #*	$26.792879	$43.963136	$38.229224	$29.596447	$28.463748	$1.132375	$53.938431	$24.300847	$66.426710	$50.128282
Contract liability	$356,788	$356,857	$345,311	$9,969	$1,719,483	$2,693,367	$1,146,608	$2,629,911	$5,118,168	$1,837,124

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	302	13,356	194	1,678	486	194
Minimum unit fair value #*	$—	$—	$—	$—	$28.463748	$1.132375	$53.938431	$24.300847	$66.426710	$50.128282
Maximum unit fair value #*	$—	$—	$—	$—	$28.463748	$1.132375	$53.938431	$24.300847	$66.426710	$50.128282
Contract liability	$—	$—	$—	$—	$8,593	$15,124	$10,459	$40,786	$32,271	$9,730

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SIX
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2020

Putnam VT Equity Income Fund
Sub-Account

Assets:
Investments, at fair value
class IA	$423,536
class - N/A	—
Total investments	423,536
Receivable for fund shares sold	16
Other assets	—
Total assets	423,552

Liabilities:
Due to Sponsor Company	16
Other liabilities	1
Total liabilities	17

Net assets:
For contract liabilities	$423,535

Contract Liabilities:
class IA	$423,535
class - N/A	—
Total contract liabilities	$423,535

Shares:
class IA	16,422
class - N/A	—
16,422

Cost	$380,717

Deferred contracts in the accumulation period:
Units owned by participants #	30,823
Minimum unit fair value #*	$13.594782
Maximum unit fair value #*	$13.594782
Contract liability	$419,025

Contracts in payout (annuitization) period:
Units owned by participants #	332
Minimum unit fair value #*	$13.594782
Maximum unit fair value #*	$13.594782
Contract liability	$4,510

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SIX
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2020

	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Income Fund	Putnam VT International Equity Fund	Putnam VT Government Money Market Fund	Putnam VT Sustainable Leaders Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$24,944	$7,632	$1,185	$485	$29,478	$6,598	$6,692	$49,123	$38,173	$25,426

Expenses:
Administrative charges	(506)	(525)	(460)	(15)	(2,331)	(3,825)	(1,548)	(3,816)	(7,091)	(2,508)
Mortality and expense risk charges	(4,215)	(4,372)	(3,831)	(123)	(19,429)	(31,878)	(12,902)	(31,797)	(59,089)	(20,903)
Total expenses	(4,721)	(4,897)	(4,291)	(138)	(21,760)	(35,703)	(14,450)	(35,613)	(66,180)	(23,411)
Net investment income (loss)	20,223	2,735	(3,106)	347	7,718	(29,105)	(7,758)	13,510	(28,007)	2,015

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(16,128)	(2,707)	3,691	(13)	36,306	—	45,064	31,097	405,851	5,185
Net realized gain distributions	—	6,886	2,513	86	—	—	88,842	—	307,843	106,084
Change in unrealized appreciation (depreciation) during the period	(15,905)	17,862	24,780	17	149,465	—	130,793	103,598	368,123	(33,751)
Net gain (loss) on investments	(32,033)	22,041	30,984	90	185,771	—	264,699	134,695	1,081,817	77,518
Net increase (decrease) in net assets resulting from operations	$(11,810)	$24,776	$27,878	$437	$193,489	$(29,105)	$256,941	$148,205	$1,053,810	$79,533

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SIX
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2020

Putnam VT Equity Income Fund
Sub-Account

Investment income:
Dividends	$7,281

Expenses:
Administrative charges	—
Mortality and expense risk charges	(5,223)
Total expenses	(5,223)
Net investment income (loss)	2,058

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(114)
Net realized gain distributions	25,363
Change in unrealized appreciation (depreciation) during the period	(7,916)
Net gain (loss) on investments	17,333
Net increase (decrease) in net assets resulting from operations	$19,391

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SIX
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2020

	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Income Fund	Putnam VT International Equity Fund	Putnam VT Government Money Market Fund	Putnam VT Sustainable Leaders Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$20,223	$2,735	$(3,106)	$347	$7,718	$(29,105)	$(7,758)	$13,510	$(28,007)	$2,015
Net realized gain (loss) on security transactions	(16,128)	(2,707)	3,691	(13)	36,306	—	45,064	31,097	405,851	5,185
Net realized gain distributions	—	6,886	2,513	86	—	—	88,842	—	307,843	106,084
Change in unrealized appreciation (depreciation) during the period	(15,905)	17,862	24,780	17	149,465	—	130,793	103,598	368,123	(33,751)
Net increase (decrease) in net assets resulting from operations	(11,810)	24,776	27,878	437	193,489	(29,105)	256,941	148,205	1,053,810	79,533

Unit transactions:
Purchases	—	—	—	—	234	390	78	240	624	234
Net transfers	3,129	(36,393)	4,523	(153)	(2,311)	214,482	(77,868)	201,833	(503,854)	100,796
Surrenders for benefit payments and fees	(25,977)	(5,049)	(11,151)	(32)	(66,339)	(97,336)	(40,830)	(173,869)	(173,570)	(73,020)
Other transactions	—	—	—	—	(4)	98	(3)	(1)	(17)	(2)
Death benefits	—	(46,701)	—	—	(13,186)	(138,933)	(5,642)	(53,177)	(37,592)	(13,922)
Net annuity transactions	—	—	—	—	(6,266)	(11,645)	(5,109)	(29,566)	(25,872)	(7,429)
Net increase (decrease) in net assets resulting from unit transactions	(22,848)	(88,143)	(6,628)	(185)	(87,872)	(32,944)	(129,374)	(54,540)	(740,281)	6,657
Net increase (decrease) in net assets	(34,658)	(63,367)	21,250	252	105,617	(62,049)	127,567	93,665	313,529	86,190

Net assets:
Beginning of period	391,446	420,224	324,061	9,717	1,622,459	2,770,540	1,029,500	2,577,032	4,836,910	1,760,664
End of period	$356,788	$356,857	$345,311	$9,969	$1,728,076	$2,708,491	$1,157,067	$2,670,697	$5,150,439	$1,846,854

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SIX
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2020

Putnam VT Equity Income Fund
Sub-Account

Operations:
Net investment income (loss)	$2,058
Net realized gain (loss) on security transactions	(114)
Net realized gain distributions	25,363
Change in unrealized appreciation (depreciation) during the period	(7,916)
Net increase (decrease) in net assets resulting from operations	19,391

Unit transactions:
Purchases	—
Net transfers	5,397
Surrenders for benefit payments and fees	(7,562)
Other transactions	—
Death benefits	(4,042)
Net annuity transactions	(783)
Cost of insurance	—
Net increase (decrease) in net assets resulting from unit transactions	(6,990)
Net increase (decrease) in net assets	12,401

Net assets:
Beginning of period	411,134
End of period	$423,535

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SIX
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2019

	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Income Fund	Putnam VT International Equity Fund	Putnam VT Government Money Market Fund	Putnam VT Sustainable Leaders Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$7,808	$1,369	$(4,486)	$197	$3,882	$10,663	$(7,235)	$28,989	$(26,170)	$3,318
Net realized gain (loss) on security transactions	(7,103)	5,302	19,270	(26)	39,921	—	53,758	15,012	382,605	21,370
Net realized gain distributions	—	13,405	25,460	69	2,803	—	134,309	—	332,813	115,233
Change in unrealized appreciation (depreciation) during the period	35,352	44,683	33,430	762	294,892	—	110,533	124,791	548,214	246,655
Net increase (decrease) in net assets resulting from operations	36,057	64,759	73,674	1,002	341,498	10,663	291,365	168,792	1,237,462	386,576

Unit transactions:
Purchases	—	—	—	—	1,484	2,390	578	17,740	3,124	1,484
Net transfers	18,645	2,260	(51,052)	(126)	(42,434)	304,955	(67,219)	179,901	(266,036)	(65,084)
Surrenders for benefit payments and fees	(36,681)	(80,091)	(18,675)	(588)	(155,911)	(232,917)	(63,723)	(247,275)	(426,492)	(158,445)
Other transactions	—	—	—	—	1	30	2	(3)	41	4
Death benefits	—	(3,004)	(1,652)	—	(32,034)	(48,059)	(21,454)	(105,385)	(104,278)	(33,048)
Net annuity transactions	—	—	—	—	(6,993)	(13,361)	(4,703)	(28,918)	(27,619)	(9,463)
Net increase (decrease) in net assets resulting from unit transactions	(18,036)	(80,835)	(71,379)	(714)	(235,887)	13,038	(156,519)	(183,940)	(821,260)	(264,552)
Net increase (decrease) in net assets	18,021	(16,076)	2,295	288	105,611	23,701	134,846	(15,148)	416,202	122,024

Net assets:
Beginning of period	373,425	436,300	321,766	9,429	1,516,848	2,746,839	894,654	2,592,180	4,420,708	1,638,640
End of period	$391,446	$420,224	$324,061	$9,717	$1,622,459	$2,770,540	$1,029,500	$2,577,032	$4,836,910	$1,760,664

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SIX
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2019

Putnam VT Equity Income Fund
Sub-Account

Operations:
Net investment income (loss)	$3,454
Net realized gain (loss) on security transactions	2,125
Net realized gain distributions	33,972
Change in unrealized appreciation (depreciation) during the period	59,008
Net increase (decrease) in net assets resulting from operations	98,559

Unit transactions:
Purchases	—
Net transfers	(2,821)
Surrenders for benefit payments and fees	(38,615)
Other transactions	—
Death benefits	(192)
Net annuity transactions	(857)
Net increase (decrease) in net assets resulting from unit transactions	(42,485)
Net increase (decrease) in net assets	56,074

Net assets:
Beginning of period	355,060
End of period	$411,134

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SIX
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2020

1. Organization:

Separate Account Six (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is owned by Talcott Resolution Life Insurance Company which is owned by Talcott Resolution Life, Inc., wholly owned by Hopmeadow Acquisition, Inc., owned by Hopmeadow Holdings, LP, ultimately owned by Hopmeadow Holdings GP LLC. Hopmeadow Holdings GP LLC is funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook, J. Safra Group and Hartford Holdings, Inc.

The Account is comprised of the following Sub-Accounts:

Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Income Fund, Putnam VT International Equity Fund, Putnam VT Government Money Market Fund, Putnam VT Sustainable Leaders Fund, JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust U.S. Equity Portfolio, JPMorgan Insurance Trust Mid Cap Value Portfolio, Putnam VT Equity Income Fund.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2020 and 2019.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.
h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID 19 public health crises and its impact on financial markets. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Putnam VT Diversified Income Fund	$61,828	$64,453
Putnam VT Global Asset Allocation Fund	$15,483	$94,005
Putnam VT Global Equity Fund	$14,235	$21,456
Putnam VT Income Fund	$570	$322
Putnam VT International Equity Fund	$125,696	$205,850
Putnam VT Government Money Market Fund	$511,416	$573,468
Putnam VT Sustainable Leaders Fund	$118,320	$166,609
JPMorgan Insurance Trust Core Bond Portfolio	$464,623	$505,652
JPMorgan Insurance Trust U.S. Equity Portfolio	$536,301	$996,746
JPMorgan Insurance Trust Mid Cap Value Portfolio	$372,008	$257,252
Putnam VT Equity Income Fund	$40,390	$19,959

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase(Decrease)
Putnam VT Diversified Income Fund	1,448	2,429	(981)
Putnam VT Global Asset Allocation Fund	25	2,520	(2,495)
Putnam VT Global Equity Fund	374	562	(188)
Putnam VT Income Fund	—	6	(6)
Putnam VT International Equity Fund	5,008	7,447	(2,439)
Putnam VT Government Money Market Fund	448,918	475,595	(26,677)
Putnam VT Sustainable Leaders Fund	643	3,483	(2,840)
JPMorgan Insurance Trust Core Bond Portfolio	17,534	20,410	(2,876)
JPMorgan Insurance Trust U.S. Equity Portfolio	4,628	17,034	(12,406)
JPMorgan Insurance Trust Mid Cap Value Portfolio	7,123	5,043	2,080
Putnam VT Equity Income Fund	789	1,262	(473)

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase(Decrease)
Putnam VT Diversified Income Fund	736	1,443	(707)
Putnam VT Global Asset Allocation Fund	60	2,205	(2,145)
Putnam VT Global Equity Fund	37	2,276	(2,239)
Putnam VT Income Fund	—	26	(26)
Putnam VT International Equity Fund	1,560	11,504	(9,944)
Putnam VT Government Money Market Fund	270,683	259,384	11,299
Putnam VT Sustainable Leaders Fund	365	4,534	(4,169)
JPMorgan Insurance Trust Core Bond Portfolio	10,129	18,361	(8,232)
JPMorgan Insurance Trust U.S. Equity Portfolio	339	17,198	(16,859)
JPMorgan Insurance Trust Mid Cap Value Portfolio	335	6,014	(5,679)
Putnam VT Equity Income Fund	68	3,652	(3,584)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub-Account that had outstanding units during the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Diversified Income Fund
2020	13,317	$26.792879	to	$26.792879	$356,788	1.40%	to	1.40%	7.40%	to	7.40%	(2.14)%	to	(2.14)%
2019	14,298	$27.377772	to	$27.377772	$391,446	1.40%	to	1.40%	3.47%	to	3.47%	10.01%	to	10.01%
2018	15,005	$24.887359	to	$24.887359	$373,425	1.40%	to	1.40%	4.36%	to	4.36%	(2.12)%	to	(2.12)%
2017	14,309	$25.426051	to	$25.426051	$363,822	1.40%	to	1.40%	4.85%	to	4.85%	5.93%	to	5.93%
2016	10,685	$24.003083	to	$24.003083	$256,482	1.40%	to	1.40%	7.55%	to	7.55%	4.29%	to	4.29%
Putnam VT Global Asset Allocation Fund
2020	8,117	$43.963136	to	$43.963136	$356,857	1.40%	to	1.40%	2.18%	to	2.18%	11.02%	to	11.02%
2019	10,612	$39.600054	to	$39.600054	$420,224	1.40%	to	1.40%	1.71%	to	1.71%	15.79%	to	15.79%
2018	12,757	$34.201190	to	$34.201190	$436,300	1.40%	to	1.40%	2.10%	to	2.10%	(8.32)%	to	(8.32)%
2017	13,253	$37.303733	to	$37.303733	$494,368	1.40%	to	1.40%	1.70%	to	1.70%	14.06%	to	14.06%
2016	14,294	$32.705855	to	$32.705855	$467,500	1.40%	to	1.40%	2.21%	to	2.21%	5.49%	to	5.49%
Putnam VT Global Equity Fund
2020	9,033	$38.229224	to	$38.229224	$345,311	1.40%	to	1.40%	0.39%	to	0.39%	8.78%	to	8.78%
2019	9,221	$35.142920	to	$35.142920	$324,061	1.40%	to	1.40%	—%	to	—%	25.16%	to	25.16%
2018	11,460	$28.078178	to	$28.078178	$321,766	1.40%	to	1.40%	0.56%	to	0.56%	(13.43)%	to	(13.43)%
2017	11,719	$32.435221	to	$32.435221	$380,110	1.40%	to	1.40%	1.31%	to	1.31%	26.92%	to	26.92%
2016	9,395	$25.556043	to	$25.556043	$240,101	1.40%	to	1.40%	1.33%	to	1.33%	(0.04)%	to	(0.04)%
Putnam VT Income Fund
2020	337	$29.596447	to	$29.596447	$9,969	1.40%	to	1.40%	4.93%	to	4.93%	4.54%	to	4.54%
2019	343	$28.311929	to	$28.311929	$9,717	1.40%	to	1.40%	3.40%	to	3.40%	10.69%	to	10.69%
2018	369	$25.578824	to	$25.578824	$9,429	1.40%	to	1.40%	3.36%	to	3.36%	(1.03)%	to	(1.03)%
2017	603	$25.844225	to	$25.844225	$15,593	1.40%	to	1.40%	4.48%	to	4.48%	4.43%	to	4.43%
2016	599	$24.747352	to	$24.747352	$14,826	1.40%	to	1.40%	4.57%	to	4.57%	0.85%	to	0.85%
Putnam VT International Equity Fund
2020	60,712	$28.463748	to	$28.463748	$1,728,076	1.40%	to	1.40%	1.90%	to	1.90%	10.79%	to	10.79%
2019	63,151	$25.691946	to	$25.691946	$1,622,459	1.40%	to	1.40%	1.64%	to	1.64%	23.81%	to	23.81%
2018	73,095	$20.751491	to	$20.751491	$1,516,848	1.40%	to	1.40%	1.64%	to	1.64%	(20.07)%	to	(20.07)%
2017	74,646	$25.963187	to	$25.963187	$1,938,048	1.40%	to	1.40%	2.46%	to	2.46%	25.17%	to	25.17%
2016	88,648	$20.742916	to	$20.742916	$1,838,824	1.40%	to	1.40%	3.70%	to	3.70%	(3.57)%	to	(3.57)%
Putnam VT Government Money Market Fund
2020	2,391,868	$1.132375	to	$1.132375	$2,708,491	1.40%	to	1.40%	0.26%	to	0.26%	(1.15)%	to	(1.15)%
2019	2,418,545	$1.145540	to	$1.145540	$2,770,540	1.40%	to	1.40%	1.79%	to	1.79%	0.39%	to	0.39%
2018	2,407,245	$1.141072	to	$1.141072	$2,746,839	1.40%	to	1.40%	1.41%	to	1.41%	0.02%	to	0.02%
2017	2,895,948	$1.140813	to	$1.140813	$3,303,735	1.40%	to	1.40%	0.51%	to	0.51%	(0.93)%	to	(0.93)%
2016	1,806,081	$1.151509	to	$1.151509	$2,079,718	1.40%	to	1.40%	0.01%	to	0.01%	(1.38)%	to	(1.38)%
Putnam VT Sustainable Leaders Fund
2020	21,452	$53.938431	to	$53.938431	$1,157,067	1.40%	to	1.40%	0.65%	to	0.65%	27.27%	to	27.27%
2019	24,292	$42.380687	to	$42.380687	$1,029,500	1.40%	to	1.40%	0.67%	to	0.67%	34.82%	to	34.82%
2018	28,461	$31.434433	to	$31.434433	$894,654	1.40%	to	1.40%	0.01%	to	0.01%	(2.65)%	to	(2.65)%
2017	33,744	$32.291601	to	$32.291601	$1,089,638	1.40%	to	1.40%	0.78%	to	0.78%	27.76%	to	27.76%
2016	35,143	$25.276110	to	$25.276110	$888,278	1.40%	to	1.40%	0.99%	to	0.99%	6.56%	to	6.56%
JPMorgan Insurance Trust Core Bond Portfolio
2020	109,901	$24.300847	to	$24.300847	$2,670,697	1.40%	to	1.40%	1.93%	to	1.93%	6.35%	to	6.35%
2019	112,777	$22.850683	to	$22.850683	$2,577,032	1.40%	to	1.40%	2.51%	to	2.51%	6.67%	to	6.67%
2018	121,009	$21.421423	to	$21.421423	$2,592,180	1.40%	to	1.40%	2.47%	to	2.47%	(1.34)%	to	(1.34)%
2017	145,058	$21.712795	to	$21.712795	$3,149,621	1.40%	to	1.40%	2.58%	to	2.58%	2.13%	to	2.13%
2016	163,243	$21.259502	to	$21.259502	$3,470,467	1.40%	to	1.40%	2.75%	to	2.75%	0.70%	to	0.70%
JPMorgan Insurance Trust U.S. Equity Portfolio
2020	77,536	$66.426710	to	$66.426710	$5,150,439	1.40%	to	1.40%	0.81%	to	0.81%	23.52%	to	23.52%
2019	89,942	$53.777702	to	$53.777702	$4,836,910	1.40%	to	1.40%	0.85%	to	0.85%	29.92%	to	29.92%
2018	106,802	$41.391497	to	$41.391497	$4,420,708	1.40%	to	1.40%	0.83%	to	0.83%	(7.47)%	to	(7.47)%
2017	121,838	$44.732823	to	$44.732823	$5,450,129	1.40%	to	1.40%	0.90%	to	0.90%	20.63%	to	20.63%
2016	141,792	$37.082501	to	$37.082501	$5,257,994	1.40%	to	1.40%	1.00%	to	1.00%	9.40%	to	9.40%
JPMorgan Insurance Trust Mid Cap Value Portfolio
2020	36,843	$50.128282	to	$50.128282	$1,846,854	1.40%	to	1.40%	1.52%	to	1.52%	(1.03)%	to	(1.03)%
2019	34,763	$50.647501	to	$50.647501	$1,760,664	1.40%	to	1.40%	1.59%	to	1.59%	25.00%	to	25.00%
2018	40,442	$40.517700	to	$40.517700	$1,638,640	1.40%	to	1.40%	0.99%	to	0.99%	(13.06)%	to	(13.06)%
2017	44,641	$46.605348	to	$46.605348	$2,080,521	1.40%	to	1.40%	0.83%	to	0.83%	12.18%	to	12.18%
2016	45,928	$41.543941	to	$41.543941	$1,908,014	1.40%	to	1.40%	0.87%	to	0.87%	13.10%	to	13.10%
Putnam VT Equity Income Fund
2020	31,155	$13.594782	to	$13.594782	$423,535	1.40%	to	1.40%	1.95%	to	1.95%	4.58%	to	4.58%
2019	31,628	$12.999065	to	$12.999065	$411,134	1.40%	to	1.40%	2.28%	to	2.28%	28.92%	to	28.92%
2018	35,212	$10.083305	to	$10.083305	$355,060	1.40%	to	1.40%	0.92%	to	0.92%	(9.55)%	to	(9.55)%
2017♦	36,884	$11.147746	to	$11.147746	$411,168	1.40%	to	1.40%	—	to	—	11.48%	to	11.48%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

On January 18, 2021 the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Management has evaluated events subsequent to December 31, 2020 and through April 21, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.